Notes to the Consolidated Statements of Financial Position - Summary of Allocation of Carrying Amounts and Significant Assumptions Used in Determining Fair Value (Detail) - Intangible Assets With Indefinite Useful Lives [member] - EUR (€)
€ in Millions
	Sep. 30, 2021	Sep. 30, 2020
Internet Stores [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
5-year CAGR (Compound Annual Growth Rate)	25.63%	24.41%
Carrying amount	€ 136.4	€ 137.2
Publikat [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
5-year CAGR (Compound Annual Growth Rate)	15.87%	17.31%
Royalty rate	0.27%	0.27%
Carrying amount	€ 0.7	€ 0.8
Tennis Group [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
5-year CAGR (Compound Annual Growth Rate)	20.63%	23.71%
Royalty rate		1.54%
Carrying amount	€ 15.3	€ 15.7
Outfitter Teamsport & Ballside [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.04%	8.70%
5-year CAGR (Compound Annual Growth Rate)	19.56%	35.95%
Royalty rate	1.17%	1.17%
Carrying amount	€ 3.8	€ 3.8
Bottom of range [member] | Internet Stores [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	8.63%	8.25%
Royalty rate	0.72%	0.72%
Bottom of range [member] | Publikat [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.01%	8.57%
Bottom of range [member] | Tennis Group [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.13%	7.49%
Royalty rate	1.08%
Top of range [member] | Internet Stores [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	10.38%	11.10%
Royalty rate	5.27%	4.88%
Top of range [member] | Publikat [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	10.42%	10.34%
Top of range [member] | Tennis Group [member]
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	10.87%	9.27%
Royalty rate	1.54%